Equity (Details 5)	12 Months Ended
Dec. 31, 2025 $ / shares
IPO Grant | January 22, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	January 22, 2021
Grant A | December 1, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	December 1, 2022
Grant B | January 22, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	January 22, 2023
Grant D [Member] | January 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	January 22, 2025
Matching program [Member] | February 28, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	February 28, 2024
Matching program [Member] | February 28, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	February 28, 2025
Performance Restricted Share Units (PSUs) | IPO Grant | January 22, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 13.05
Performance Restricted Share Units (PSUs) | Grant A | December 1, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	8.8
Performance Restricted Share Units (PSUs) | Grant B | January 22, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 12.37
Performance Restricted Share Units (PSUs) | Grant C [Member] | January 19, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	January 19, 2024
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 9.99
Performance Restricted Share Units (PSUs) | Grant D [Member] | January 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 7.51
Restricted Stock Units (“RSUs”) [Member] | Grant C [Member] | June 30, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	June 30, 2024
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 12.06
Restricted Stock Units (“RSUs”) [Member] | Matching program [Member] | February 28, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	14.89
Restricted Stock Units (“RSUs”) [Member] | Matching program [Member] | February 28, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (USD per share)	$ 9.12